Vessels, detail (Details) $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Movement in Property, Plant and Equipment [Roll Forward]
Vessels, Beginning Balance	$ 810,429
Vessel additions	86,578
Additions reclassified from Other Assets, Non-current	1,370
Vessel transferred to held for sale (Note 2(d))	(29,160)
Vessels, Ending Balance	869,217
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Accumulated depreciation, Beginning Balance	(166,979)
Vessel transferred to held for sale (Note 2(d))	12,453
Depreciation for the period	(17,375)
Accumulated depreciation, Ending Balance	(171,901)
Property, Plant and Equipment, Net, by Type [Abstract]
Vessels net book value, Beginning Balance	643,450
Vessel additions	86,578
Additions reclassified from Other Assets, Non-current	1,370
Vessel transferred to held for sale (Note 2(d))	(16,707)
Depreciation for the period	(17,375)
Vessels net book value, Ending Balance	$ 697,316